LEASE (Details 4) ¥ in Thousands, $ in Thousands	Feb. 28, 2026 USD ($)	Feb. 28, 2026 JPY (¥)	Feb. 28, 2025 JPY (¥)
Lease
2027	$ 7,907	¥ 1,233,886
2027	402	62,786
2028	6,623	1,033,576
2028	314	48,989
2029	4,655	726,336
2029	219	34,155
2030	3,688	575,550
2030	86	13,396
2031	2,827	441,231
2031
Thereafter	918	143,317
Thereafter
Total lease payments	26,618	4,153,896
Total lease payments	1,021	159,326
Less: Imputed Interest	(431)	(67,441)
Less: Imputed Interest	(11)	(1,803)
Present value of lease liabilities	26,187	4,086,455
Present value of lease liabilities	$ 1,010	¥ 157,523	¥ 107,594